DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA One-Year Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA One-Year Fixed Income Portfolio and DFA LTIP Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA Two-Year Global Fixed Income Portfolio, DFA One-Year Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA LTIP Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Enhanced U.S. Large Company Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The Enhanced U.S. Large Company Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Commodity Strategy Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Social Fixed Income Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA Social Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Global Sustainability Fixed Income Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA Global Sustainability Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

VA Global Moderate Allocation Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the Class L10 shares of the portfolio listed above (the “Portfolio”), a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA Two-Year Global Fixed Income Portfolio, VA Global Bond Portfolio, VA Short-Term Fixed Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

VA Global Bond Portfolio
VA Short-Term Fixed Portfolio
VA Global Moderate Allocation Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The VA Global Bond Portfolio, VA Short-Term Fixed Portfolio, DFA Two-Year Global Fixed Income Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio
DFA LTIP Portfolio

DIMENSIONAL INVESTMENT GROUP INC.

DFA Two-Year Fixed Income Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or  Dimensional Investment Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS
The DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA Short-Duration Real Return Portfolio, DFA Global Core Plus Real Return Portfolio, DFA LTIP Portfolio and DFA Two-Year Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DIMENSIONAL INVESTMENT GROUP INC.

Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional Investment Group Inc. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA Global Core Plus Fixed Income Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The Dimensional Core Fixed Income ETF and Dimensional Short-Duration Fixed Income ETF may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023

DIMENSIONAL ETF TRUST

Dimensional Global Sustainability Fixed Income ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2023, as supplemented, of the portfolio listed above (the “Portfolio”), a series of Dimensional ETF Trust. Accordingly, the SAI is revised to add the following disclosure:

COVERED BONDS

The Dimensional Global Sustainability Fixed Income ETF may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

The date of this Supplement is June 15, 2023